INCOME TAXES (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax expense:
Local			$ 2,164	$ 3,622
Foreign	[1]	1,013	9,273	6,070
Deferred tax expense (benefit):
Local (see F below)		7,098	9,316	(82,370)
Foreign (see E below)	[1]	(5,163)	(14,815)	(27,210)
Income tax expense (benefit)		$ 2,948	$ 5,938	$ (99,888)

[1]	Foreign are amounts related to Tower’s Japanese and US subsidiaries.